Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 95.5%
	Aerospace & Defense: 1.9%
326,106	1199169 B.C. Unlimited Liability Company 2019 Term Loan B2, 5.945%, (US0003M + 4.000%), 04/06/26	$329,018	0.0
1,392,857	American Airlines, Inc. 2018 Term Loan B, 3.513%, (US0001M + 1.750%), 06/27/25	1,395,856	0.1
606,557	Dynasty Acquisition Co., Inc. 2019 Term Loan B1, 5.945%, (US0003M + 4.000%), 04/06/26	611,973	0.1
2,884,737	KBR, Inc. Term Loan B, 5.549%, (US0001M + 3.750%), 04/25/25	2,906,372	0.3
11,734,695	Maxar Technologies Ltd. Term Loan B, 4.854%, (US0003M + 2.750%), 10/04/24	11,319,088	1.0
4,974,619	TransDigm, Inc. 2018 Term Loan G, 4.299%, (US0001M + 2.500%), 08/22/24	4,997,159	0.4
		21,559,466	1.9

	Auto Components: 0.3%
3,920,752	Broadstreet Partners, Inc. 2018 Term Loan B, 5.049%, (US0001M + 3.250%), 11/08/23	3,938,517	0.3

	Automotive: 3.0%
400,000	American Axle and Manufacturing, Inc. Term Loan B, 4.734%, (US0001M + 2.250%), 04/06/24	399,625	0.0
1,400,000	Autokiniton US Holdings, Inc. Term Loan, 7.549%, (US0001M + 5.750%), 05/22/25	1,356,250	0.1
818,182	Belron Finance US LLC 2018 Term Loan B, 4.151%, (US0003M + 2.250%), 11/13/25	824,318	0.1
1,313,842	Belron Finance US LLC USD Term Loan B, 4.144%, (US0003M + 2.250%), 11/07/24	1,322,464	0.1
3,283,182	Belron Finance US LLC 2019 USD Term Loan B, 4.436%, (US0003M + 2.500%), 10/30/26	3,298,366	0.3
3,401,076	Bright Bidco B.V. 2018 Term Loan B, 5.397%, (US0003M + 3.500%), 06/30/24	2,027,892	0.2
7,545,064	Gates Global LLC 2017 USD Repriced Term Loan B, 4.549%, (US0001M + 2.750%), 04/01/24	7,563,927	0.7
2,453,650	Hertz Corporation, (The) 2016 Term Loan B, 4.656%, (US0003M + 2.750%), 06/30/23	2,468,220	0.2
2,440,350	Holley Purchaser, Inc. Term Loan B, 6.927%, (US0003M + 5.000%), 10/24/25	2,312,231	0.2
6,768,038	Panther BF Aggregator 2 LP USD Term Loan B, 5.305%, (US0001M + 3.500%), 04/30/26	6,808,869	0.6
3,907,538	Tenneco, Inc. 2018 Term Loan B, 4.799%, (US0001M + 3.000%), 10/01/25	3,832,318	0.3
1,921,673	Truck Hero, Inc. 1st Lien Term Loan, 5.549%, (US0001M + 3.750%), 04/21/24	1,880,837	0.2
		34,095,317	3.0

	Beverage & Tobacco: 0.5%
1,125,000	Aramark Services, Inc. 2019 Term Loan B4, 3.658%, (US0003M + 1.750%), 01/27/27	1,132,382	0.1
4,384,309	Sunshine Investments B.V. USD Term Loan B3, 5.160%, (US0003M + 3.250%), 03/28/25	4,398,010	0.4
		5,530,392	0.5

	Brokers, Dealers & Investment Houses: 0.3%
2,984,887	Brookfield Property REIT Inc. 1st Lien Term Loan B, 4.299%, (US0001M + 2.500%), 08/27/25	2,969,962	0.3

	Building & Development: 2.3%
1,282,253	Advanced Drainage Systems Inc Term Loan B, 4.013%, (US0001M + 2.250%), 07/31/26	1,296,678	0.1
1,207,531	Capital Automotive L.P. 2017 1st Lien Term Loan, 4.300%, (US0001M + 2.500%), 03/24/24	1,213,192	0.1
5,145,611	Core & Main LP 2017 Term Loan B, 4.528%, (US0001M + 2.750%), 08/01/24	5,147,710	0.4
4,405,783	GYP Holdings III Corp. 2018 Term Loan B, 4.549%, (US0001M + 2.750%), 06/01/25	4,419,551	0.4
1,867,250	Henry Company LLC Term Loan B, 5.799%, (US0001M + 4.000%), 10/05/23	1,877,753	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Building & Development: (continued)
1,888,663	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 5.799%, (US0003M + 4.000%), 05/30/25	1,784,787	0.2
2,319,267	MX Holdings US, Inc. 2018 USD Term Loan B1C, 4.549%, (US0001M + 2.750%), 07/31/25	2,335,212	0.2
4,285,997	Quikrete Holdings Inc Term Loan, 4.549%, (US0001M + 2.750%), 11/15/23	4,313,166	0.4
982,500	SMG US Midco 2, Inc. 2017 1st Lien Term Loan, 4.799%, (US0001M + 3.000%), 01/23/25	988,641	0.1
2,525,226	Werner FinCo LP 2017 Term Loan, 5.799%, (US0001M + 4.000%), 07/24/24	2,525,226	0.2
		25,901,916	2.3

	Business Equipment & Services: 11.3%
1,800,767	24-7 Intouch Inc 2018 Term Loan, 6.049%, (US0001M + 4.250%), 08/25/25	1,735,489	0.2
3,095,778 (1)	Acosta Holdco, Inc. 2015 Term Loan, 5.013%, (US0001M + 3.250%), 09/26/21	767,171	0.1
446,940	Acosta, Inc. 2019 DIP Term Loan, 11.408%, (US0003M + 9.500%), 06/01/20	453,645	0.0
2,835,228	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.049%, (US0001M + 3.250%), 07/23/21	2,745,919	0.2
4,699,767	AlixPartners, LLP 2017 Term Loan B, 4.549%, (US0001M + 2.750%), 04/04/24	4,733,756	0.4
2,903,175	Ascend Learning, LLC 2017 Term Loan B, 4.799%, (US0001M + 3.000%), 07/12/24	2,923,738	0.3
2,313,677	Big Ass Fans, LLC 2018 Term Loan, 5.695%, (US0003M + 3.750%), 05/21/24	2,326,691	0.2
3,329,924	Canyon Valor Companies, Inc. USD 2017 Term Loan B1, 4.549%, (US0001M + 2.750%), 06/16/23	3,334,086	0.3
2,882,411	Colorado Buyer Inc Term Loan B, 4.740%, (US0001M + 3.000%), 05/01/24	2,560,541	0.2
2,404,913	Convergint Technologies LLC 2018 1st Lien Term Loan, 4.799%, (US0001M + 3.000%), 02/03/25	2,398,901	0.2
5,108,487	EIG Investors Corp. 2018 1st Lien Term Loan, 5.669%, (US0003M + 3.750%), 02/09/23	5,065,918	0.4
2,683,241	Ellie Mae, Inc. Term Loan, 5.945%, (US0003M + 4.000%), 04/17/26	2,694,422	0.2
5,388,031	EVO Payments International LLC 2018 1st Lien Term Loan, 5.049%, (US0001M + 3.250%), 12/22/23	5,445,278	0.5
2,650,000	Flexential Intermediate Corporation 2nd Lien Term Loan, 9.156%, (US0003M + 7.250%), 08/01/25	1,682,750	0.1
2,589,561	GreenSky Holdings, LLC 2018 Term Loan B, 5.063%, (US0001M + 3.250%), 03/31/25	2,596,035	0.2
4,240,101	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.064%, (US0003M + 4.000%), 11/21/24	4,040,464	0.4
2,988,454	iQor US Inc. 2nd Lien Term Loan, 10.849%, (US0003M + 8.750%), 04/01/22	1,914,105	0.2
4,700,848	iQor US Inc. Term Loan B, 7.099%, (US0003M + 5.000%), 04/01/21	4,070,934	0.4
5,213,106	KUEHG Corp. 2018 Incremental Term Loan, 5.695%, (US0003M + 3.750%), 02/21/25	5,232,655	0.5
2,318,568	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.324%, (US0003M + 3.250%), 03/13/25	2,325,331	0.2
2,305,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.685%, (US0003M + 7.500%), 03/13/26	2,316,525	0.2
1,370,000	Misys (Finastra) USD 2nd Lien Term Loan, 9.446%, (US0006M + 7.250%), 06/13/25	1,342,600	0.1
2,356,732	NeuStar, Inc. 2018 Term Loan B4, 5.299%, (US0001M + 3.500%), 08/08/24	2,181,940	0.2
1,992,429	NVA Holdings, Inc. Term Loan B3, 6.500%, (PRIME + 1.750%), 02/02/25	1,993,208	0.2
1,117,200	NVA Holdings, Inc. Term Loan B4, 7.250%, (PRIME + 2.500%), 02/02/25	1,118,596	0.1
6,490,929	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.049%, (US0001M + 3.250%), 01/03/25	6,539,611	0.6

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Business Equipment & Services: (continued)
4,793,133	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.049%, (US0001M + 3.250%), 05/01/25	4,809,612	0.4
1,284,891	Prometric Holdings, Inc. 1st Lien Term Loan, 4.792%, (US0001M + 3.000%), 01/29/25	1,285,694	0.1
7,215,632	Red Ventures, LLC 2018 Term Loan B, 4.799%, (US0001M + 3.000%), 11/08/24	7,288,538	0.6
465,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 8.799%, (US0001M + 7.000%), 05/29/26	435,937	0.0
2,620,175	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.049%, (US0001M + 3.250%), 05/30/25	2,614,442	0.2
2,989,000	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.409%, (US0003M + 5.500%), 12/20/24	3,000,830	0.3
2,305,016	Solera Holdings, Inc. USD Term Loan B, 4.549%, (US0001M + 2.750%), 03/03/23	2,312,632	0.2
3,236,244	Staples, Inc. 7 Year Term Loan, 6.691%, (US0001M + 5.000%), 04/16/26	3,184,328	0.3
2,190,604	SurveyMonkey Inc. 2018 Term Loan B, 5.380%, (US0001W + 3.750%), 10/10/25	2,198,819	0.2
6,761,700	Verifone Systems, Inc. 2018 1st Lien Term Loan, 5.899%, (US0003M + 4.000%), 08/20/25	6,694,083	0.6
5,590,437	Verra Mobility Corporation 2018 1st Lien Term Loan, 5.549%, (US0001M + 3.750%), 02/28/25	5,634,697	0.5
6,191,426	Verscend Holding Corp. 2018 Term Loan B, 6.299%, (US0001M + 4.500%), 08/27/25	6,241,731	0.5
4,334,042	West Corporation 2017 Term Loan, 5.927%, (US0003M + 4.000%), 10/10/24	3,683,935	0.3
4,182,063	Yak Access, LLC 2018 1st Lien Term Loan B, 6.792%, (US0001M + 5.000%), 07/11/25	4,056,601	0.4
970,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 11.785%, (US0001M + 10.000%), 07/10/26	858,450	0.1
		128,840,638	11.3

	Cable & Satellite Television: 2.1%
5,000,000	CSC Holdings, LLC 2019 Term Loan B5, 4.240%, (US0001M + 2.500%), 04/15/27	5,033,335	0.4
1,657,500	Numericable Group SA USD Term Loan B11, 4.549%, (US0001M + 2.750%), 07/31/25	1,648,868	0.2
4,671,674	Radiate Holdco, LLC 1st Lien Term Loan, 4.799%, (US0001M + 3.000%), 02/01/24	4,693,939	0.4
1,950,000	Telesat Canada Term Loan B5, 4.630%, (US0003M + 2.750%), 12/07/26	1,964,625	0.2
4,998,077	Virgin Media Bristol LLC USD Term Loan N, 4.240%, (US0001M + 2.500%), 01/31/28	5,035,562	0.4
5,736,985	WideOpenWest Finance LLC 2017 Term Loan B, 5.030%, (US0001M + 3.250%), 08/18/23	5,708,300	0.5
		24,084,629	2.1

	Chemicals & Plastics: 2.8%
4,532,189	Alpha 3 B.V. 2017 Term Loan B1, 4.945%, (US0003M + 3.000%), 01/31/24	4,551,075	0.4
1,206,975	Ascend Performance Materials Operations LLC 2019 Term Loan B, 7.195%, (US0003M + 5.250%), 08/27/26	1,213,010	0.1
3,471,199	Composite Resins Holding B.V. 2018 Term Loan B, 6.144%, (US0003M + 4.250%), 08/01/25	3,482,047	0.3
4,119,227	Diamond (BC) B.V. USD Term Loan, 4.927%, (US0003M + 3.000%), 09/06/24	4,052,290	0.4
4,055,953	Encapsys, LLC 1st Lien Term Loan, 5.299%, (US0001M + 3.500%), 11/07/24	4,091,442	0.4
3,222,450	Polar US Borrower, LLC 2018 1st Lien Term Loan, 6.791%, (US0003M + 4.750%), 10/15/25	3,214,394	0.3
6,842,569	Starfruit Finco B.V 2018 USD Term Loan B, 4.960%, (US0001M + 3.250%), 10/01/25	6,859,634	0.6
3,475,812	Tronox Finance LLC Term Loan B, 4.610%, (US0001M + 2.750%), 09/23/24	3,486,131	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Chemicals & Plastics: (continued)
595,000	Univar Inc. 2019 USD Term Loan B5, 3.799%, (US0001M + 2.000%), 07/01/26	597,696	0.0
		31,547,719	2.8

	Clothing/Textiles: 0.0%
626,391	Varsity Brands, Inc. 2017 Term Loan B, 5.295%, (US0001M + 3.500%), 12/15/24	617,387	0.0

	Consumer, Cyclical: 0.2%
2,809,245	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.299%, (US0001M + 3.500%), 05/30/25	2,141,546	0.2

	Containers & Glass Products: 3.1%
1,004,215	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 4.907%, (US0006M + 3.000%), 04/22/24	980,365	0.1
10,074,045	Berry Global, Inc. USD Term Loan U, 4.215%, (US0003M + 2.500%), 07/01/26	10,119,520	0.9
3,438,979	BWAY Holding Company 2017 Term Loan B, 5.234%, (US0003M + 3.250%), 04/03/24	3,433,068	0.3
3,845,675	Charter NEX US, Inc. Incremental Term Loan, 5.299%, (US0001M + 3.500%), 05/16/24	3,875,479	0.3
1,674,845	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.091%, (US0003M + 3.000%), 12/29/23	1,664,796	0.2
4,669,672	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.349%, (US0003M + 3.250%), 06/29/25	4,645,156	0.4
3,619,875	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.240%, (US0001M + 3.500%), 05/01/25	3,330,285	0.3
425,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 9.490%, (US0001M + 7.750%), 05/01/26	406,406	0.0
660,000	Proampac AC Borrower LLC Second Lien Term Loan, 10.404%, (US0003M + 8.500%), 11/18/24	627,000	0.1
4,530,160	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.549%, (US0001M + 2.750%), 02/05/23	4,550,686	0.4
1,656,784	TricorBraun Hldgs Inc First Lien Term Loan, 5.698%, (US0003M + 3.750%), 11/30/23	1,645,049	0.1
		35,277,810	3.1

	Cosmetics/Toiletries: 0.5%
2,196,988	Anastasia Parent, LLC 2018 Term Loan B, 5.677%, (US0003M + 3.750%), 08/11/25	1,885,290	0.1
4,448,196	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.159%, (US0003M + 4.250%), 06/30/24	4,400,009	0.4
		6,285,299	0.5

	Drugs: 0.8%
866,749	Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.313%, (US0001M + 3.500%), 05/04/25	783,975	0.1
5,302,504	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.063%, (US0001M + 4.250%), 04/29/24	5,051,584	0.4
3,129,064	Horizon Therapeutics USA Inc Term Loan B, 4.000%, (US0003M + 2.250%), 05/22/26	3,156,443	0.3
		8,992,002	0.8

	Ecological Services & Equipment: 0.4%
5,104,963	GFL Environmental Inc. 2018 USD Term Loan B, 4.799%, (US0001M + 3.000%), 05/30/25	5,119,094	0.4

	Electronics/Electrical: 12.5%
3,240,578	ASG Technologies Group, Inc. 2018 Term Loan, 5.299%, (US0001M + 3.500%), 07/31/24	3,206,147	0.3
2,276,331	Barracuda Networks, Inc. 1st Lien Term Loan, 5.160%, (US0003M + 3.250%), 02/12/25	2,293,404	0.2
1,652,889	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.049%, (US0001M + 4.250%), 10/02/25	1,636,618	0.1
1,219,524	Brave Parent Holdings, Inc. 1st Lien Term Loan, 5.927%, (US0003M + 4.000%), 04/18/25	1,201,739	0.1
3,466,125	Cohu, Inc. 2018 Term Loan B, 4.799%, (US0001M + 3.000%), 10/01/25	3,448,794	0.3
2,607,691	Dynatrace LLC 2018 1st Lien Term Loan, 4.549%, (US0001M + 2.750%), 08/22/25	2,627,466	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
1,473,778	EagleView Technology Corporation 2018 Add On Term Loan B, 5.409%, (US0003M + 3.500%), 08/14/25	1,392,721	0.1
1,058,875	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.195%, (US0003M + 4.250%), 06/26/25	984,754	0.1
1,772,675	Epicor Software Corporation 1st Lien Term Loan, 5.050%, (US0001M + 3.250%), 06/01/22	1,787,078	0.2
2,121,175	Exact Merger Sub LLC 1st Lien Term Loan, 6.195%, (US0003M + 4.250%), 09/27/24	2,126,743	0.2
3,253,650	GlobalFoundries Inc USD Term Loan B, 6.750%, (US0003M + 4.750%), 06/05/26	3,156,040	0.3
1,322,961	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.049%, (US0001M + 3.250%), 12/01/23	1,329,741	0.1
1,955,000	Helios Software Holdings, Inc. USD Term Loan, 6.183%, (US0003M + 4.250%), 10/24/25	1,944,615	0.2
2,239,221	Hyland Software, Inc. 2018 1st Lien Term Loan, 5.299%, (US0001M + 3.500%), 07/01/24	2,260,446	0.2
4,014,825	Imperva, Inc. 1st Lien Term Loan, 5.986%, (US0003M + 4.000%), 01/12/26	3,783,973	0.3
1,368,871	Imperva, Inc. 2nd Lien Term Loan, 9.736%, (US0003M + 7.750%), 01/10/27	1,231,984	0.1
4,987,179	Infor (US), Inc. Term Loan B6, 4.695%, (US0003M + 2.750%), 02/01/22	5,015,232	0.4
7,602,614	Informatica Corporation 2018 USD Term Loan, 5.049%, (US0001M + 3.250%), 08/05/22	7,644,193	0.7
2,789,390	Kronos Incorporated 2017 Term Loan B, 4.909%, (US0003M + 3.000%), 11/01/23	2,806,824	0.2
5,979,059	McAfee, LLC 2018 USD Term Loan B, 5.555%, (US0001M + 3.750%), 09/30/24	6,012,692	0.5
5,242,569	MH Sub I, LLC 2017 1st Lien Term Loan, 5.549%, (US0001M + 3.750%), 09/13/24	5,272,058	0.5
2,540,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.299%, (US0001M + 7.500%), 09/15/25	2,549,525	0.2
1,065,978	Project Boost Purchaser, LLC 2019 Term Loan B, 5.299%, (US0001M + 3.500%), 06/01/26	1,072,419	0.1
2,311,650	Project Leopard Holdings, Inc. 2019 Term Loan, 6.049%, (US0001M + 4.250%), 07/07/23	2,323,208	0.2
6,764,156	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.177%, (US0003M + 4.250%), 05/16/25	6,713,425	0.6
3,000,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.177%, (US0003M + 8.250%), 05/18/26	2,941,875	0.3
6,244,836	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.902%, (US0003M + 3.000%), 11/03/23	6,119,939	0.5
3,905,493	Riverbed Technology, Inc. 2016 Term Loan, 5.050%, (US0001M + 3.250%), 04/24/22	3,431,253	0.3
1,685,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 10.049%, (US0001M + 8.250%), 11/27/26	1,419,612	0.1
6,099,350	Rocket Software, Inc. 2018 Term Loan, 6.049%, (US0001M + 4.250%), 11/28/25	5,950,678	0.5
4,655,944	RP Crown Parent LLC Term Loan B, 4.555%, (US0001M + 2.750%), 10/12/23	4,683,065	0.4
1,027,505	Severin Acquisition, LLC 2018 Term Loan B, 4.894%, (US0003M + 3.000%), 08/01/25	1,023,973	0.1
2,514,002	Sirius Computer Solutions, Inc. 2019 Term Loan B, 6.049%, (US0001M + 4.250%), 07/01/26	2,531,286	0.2
5,703,164	SkillSoft Corporation 1st Lien Term Loan, 6.946%, (US0003M + 4.750%), 04/28/21	4,438,961	0.4
7,137,272	SolarWinds Holdings, Inc. 2018 Term Loan B, 4.549%, (US0001M + 2.750%), 02/05/24	7,201,208	0.6
2,519,438	SonicWall US Holdings Inc. 1st Lien Term Loan, 5.399%, (US0003M + 3.500%), 05/16/25	2,461,700	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
1,060,000	SonicWall US Holdings Inc. 2nd Lien Term Loan, 9.399%, (US0003M + 7.500%), 05/18/26	948,700	0.1
4,314,236	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 6.945%, (US0003M + 5.000%), 05/29/26	4,040,282	0.4
1,955,113	TriTech Software Systems 2018 Term Loan B, 5.549%, (US0001M + 3.750%), 08/29/25	1,873,649	0.2
6,219,413	Ultimate Software Group Inc(The) Term Loan B, 5.549%, (US0001M + 3.750%), 05/04/26	6,260,877	0.6
7,000,997	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.323%, (US0001M + 4.500%), 01/27/23	6,764,713	0.6
98,551	Vertafore, Inc. 2018 1st Lien Term Loan, 5.049%, (US0001M + 3.250%), 07/02/25	97,596	0.0
2,015,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.049%, (US0001M + 7.250%), 07/02/26	2,003,247	0.2
1,280,666	Web.com Group, Inc. 2018 2nd Lien Term Loan, 9.495%, (US0003M + 7.750%), 10/09/26	1,236,377	0.1
3,134,931	Web.com Group, Inc. 2018 Term Loan B, 5.495%, (US0003M + 3.750%), 10/10/25	3,132,972	0.3
		142,383,802	12.5

	Financial: 0.1%
1,316,877	Blucora, Inc. 2017 Term Loan B, 4.799%, (US0001M + 3.000%), 05/22/24	1,318,523	0.1

	Financial Intermediaries: 2.3%
4,375,069	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 4.799%, (US0001M + 3.000%), 06/15/25	4,384,642	0.4
1,179,082	Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 4.049%, (US0001M + 2.250%), 04/23/26	1,187,542	0.1
6,433,563	Cushman & Wakefield U.S. Borrower, LLC 2018 Add On Term Loan B, 5.049%, (US0001M + 3.250%), 08/21/25	6,466,734	0.6
5,426,056	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.035%, (US0001M + 3.250%), 07/21/25	5,463,360	0.5
2,181,458	Focus Financial Partners, LLC 2018 Incremental Term Loan, 4.299%, (US0001M + 2.500%), 07/03/24	2,199,182	0.2
1,038,038	VFH Parent LLC 2019 Term Loan B, 5.197%, (US0001M + 3.500%), 03/01/26	1,043,358	0.1
5,015,309	Victory Capital Holdings, Inc. 2019 Term Loan B, 5.349%, (US0001M + 3.250%), 07/01/26	5,057,628	0.4
		25,802,446	2.3

	Food Products: 2.1%
3,969,900	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 5.486%, (US0001M + 3.750%), 10/01/25	3,994,093	0.3
400,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 9.486%, (US0001M + 7.750%), 10/01/26	396,000	0.0
2,519,375	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.734%, (US0003M + 3.750%), 07/07/24	2,550,867	0.2
1,991,033	B&G Foods, Inc. 2019 Term Loan B4, 4.299%, (US0001M + 2.500%), 10/10/26	2,010,943	0.2
2,394,197	Del Monte Foods, Inc. 1st Lien Term Loan, 5.165%, (US0003M + 3.250%), 02/18/21	2,138,018	0.2
6,640,338	IRB Holding Corp 1st Lien Term Loan, 5.216%, (US0003M + 3.250%), 02/05/25	6,682,298	0.6
795,990	JBS USA Lux S.A. 2019 Term Loan B, 3.799%, (US0001M + 2.000%), 05/01/26	802,600	0.1
668,090	NPC International, Inc. 1st Lien Term Loan, 5.427%, (US0003M + 3.500%), 04/19/24	311,330	0.0
970,000	NPC International, Inc. 2nd Lien Term Loan, 9.427%, (US0003M + 7.500%), 04/18/25	116,602	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Food Products: (continued)
5,126,925	Sigma Bidco B.V. 2018 USD Term Loan B, 5.085%, (US0003M + 3.000%), 07/02/25	5,141,880	0.5
		24,144,631	2.1

	Food Service: 1.6%
3,000,000	1011778 B.C. Unlimited Liability Company Term Loan B4, 3.549%, (US0001M + 1.750%), 11/19/26	3,007,482	0.2
1,184,050	Carrols Restaurant Group, Inc. Term Loan B, 5.050%, (US0001M + 3.250%), 04/30/26	1,168,756	0.1
1,021,566	Fogo De Chao, Inc. 2018 Add On Term Loan, 6.049%, (US0001M + 4.250%), 04/07/25	1,025,397	0.1
6,664,521	Golden Nugget, Inc. 2017 Incremental Term Loan B, 4.692%, (US0003M + 2.750%), 10/04/23	6,697,084	0.6
3,673,676	Hearthside Food Solutions, LLC 2018 Term Loan B, 5.487%, (US0001M + 3.688%), 05/23/25	3,648,419	0.3
3,000,000	Welbilt, Inc. 2018 Term Loan B, 4.299%, (US0001M + 2.500%), 10/23/25	3,015,000	0.3
		18,562,138	1.6

	Food/Drug Retailers: 1.8%
4,121,127	Albertsons, LLC 2019 Term Loan B7, 4.549%, (US0001M + 2.750%), 11/17/25	4,163,875	0.4
2,953,341	Albertsons, LLC 2019 Term Loan B8, 4.549%, (US0001M + 2.750%), 08/17/26	2,984,546	0.2
4,192,551	EG Finco Limited 2018 USD Term Loan, 5.961%, (US0003M + 4.000%), 02/07/25	4,181,546	0.4
928,463	EG Group Limited 2018 USD Term Loan B, 5.961%, (US0003M + 4.000%), 02/07/25	926,025	0.1
6,334,210	Moran Foods LLC Term Loan, 8.549%, (US0001M + 6.750%), 12/05/23	2,319,904	0.2
1,540,000	Portillo Restaurant Group (The) Term Loan, 7.213%, (US0003M + 5.500%), 09/06/24	1,540,963	0.1
5,034,469	United Natural Foods, Inc. Term Loan B, 6.049%, (US0001M + 4.250%), 10/22/25	4,328,385	0.4
		20,445,244	1.8

	Forest Products: 0.2%
1,785,000	LABL, Inc. 2019 USD Term Loan, 6.299%, (US0001M + 4.500%), 07/01/26	1,793,925	0.2

	Health Care: 9.6%
1,519,650	Accelerated Health Systems, LLC Term Loan B, 5.236%, (US0001M + 3.500%), 10/31/25	1,523,449	0.1
4,321,971	ADMI Corp. 2018 Term Loan B, 4.549%, (US0001M + 2.750%), 04/30/25	4,335,477	0.4
1,543,338	Agiliti Health, Inc Term Loan, 4.750%, (US0001M + 3.000%), 01/04/26	1,554,913	0.1
3,209,291	Air Methods Corporation 2017 Term Loan B, 5.445%, (US0003M + 3.500%), 04/22/24	2,818,826	0.2
2,843,413	Athenahealth, Inc. 2019 Term Loan B, 6.401%, (US0003M + 4.500%), 02/11/26	2,862,344	0.3
5,155	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.299%, (US0001M + 3.500%), 05/10/23	5,148	0.0
7,096,344	Auris Luxembourg III S.a.r.l. 2019 USD Term Loan B, 5.549%, (US0001M + 3.750%), 02/27/26	7,143,655	0.6
7,582,618	Bausch Health Companies, Inc. 2018 Term Loan B, 4.740%, (US0001M + 3.000%), 06/02/25	7,638,305	0.7
1,093,659	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 5.049%, (US0001M + 3.250%), 09/01/24	1,069,051	0.1
7,086,919	Change Healthcare Holdings LLC 2017 Term Loan B, 4.299%, (US0001M + 2.500%), 03/01/24	7,121,617	0.6
2,731,776	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 4.799%, (US0001M + 3.000%), 06/07/23	2,753,289	0.2
1,200,000	Da Vinci Purchaser Corp. 2019 Term Loan, 6.408%, (US0003M + 4.500%), 12/03/26	1,201,500	0.1
3,682,367	DaVita, Inc. 2019 Term Loan B, 4.049%, (US0001M + 2.250%), 08/12/26	3,713,243	0.3
2,009,963	Emerald TopCo Inc Term Loan, 5.299%, (US0001M + 3.500%), 07/24/26	2,024,786	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care: (continued)
6,501,657	Envision Healthcare Corporation 2018 1st Lien Term Loan, 5.549%, (US0001M + 3.750%), 10/10/25	5,569,755	0.5
5,125,881	ExamWorks Group, Inc. 2017 Term Loan, 5.049%, (US0001M + 3.250%), 07/27/23	5,173,936	0.5
2,947,500	Global Medical Response, Inc. 2017 Term Loan B2, 6.049%, (US0001M + 4.250%), 03/14/25	2,860,655	0.3
4,120,220	Global Medical Response, Inc. 2018 Term Loan B1, 5.035%, (US0001M + 3.250%), 04/28/22	4,041,680	0.4
2,918,280	GoodRx, Inc. 1st Lien Term Loan, 4.549%, (US0001M + 2.750%), 10/10/25	2,943,815	0.3
2,561,999	Inovalon Holdings, Inc. 2018 Term Loan B, 5.250%, (US0001M + 3.500%), 04/02/25	2,579,080	0.2
9,145,428	Jaguar Holding Company II 2018 Term Loan, 4.299%, (US0001M + 2.500%), 08/18/22	9,205,129	0.8
4,372,929	MPH Acquisition Holdings LLC 2016 Term Loan B, 4.695%, (US0003M + 2.750%), 06/07/23	4,325,557	0.4
2,942,926	nThrive, Inc. 2016 1st Lien Term Loan, 6.299%, (US0001M + 4.500%), 10/20/22	2,490,451	0.2
2,623,520	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.306%, (US0003M + 3.250%), 06/30/25	2,597,285	0.2
3,880,275	Phoenix Guarantor Inc Term Loan B, 6.210%, (US0001M + 4.500%), 03/05/26	3,906,952	0.3
2,461,288	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 6.299%, (US0001M + 4.500%), 11/17/25	2,484,106	0.2
3,690,080	Select Medical Corporation 2017 Term Loan B, 4.580%, (US0003M + 2.500%), 03/06/25	3,702,718	0.3
1,700,000	Sotera Health Holdings, LLC 2019 Term Loan, 6.289%, (US0003M + 4.500%), 12/11/26	1,707,791	0.2
3,464,151	Surgery Center Holdings, Inc. 2017 Term Loan B, 5.050%, (US0001M + 3.250%), 09/02/24	3,458,089	0.3
2,137,512	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.799%, (US0001M + 3.000%), 06/23/24	2,127,626	0.2
4,319,875	Vizient, Inc. 2019 Term Loan B5, 4.549%, (US0001M + 2.750%), 05/06/26	4,358,572	0.4
		109,298,800	9.6

	Home Furnishings: 0.3%
3,566,063	Prime Security Services Borrower, LLC 2019 Term Loan B1, 4.944%, (US0001M + 3.250%), 09/23/26	3,579,931	0.3

	Industrial: 0.6%
6,887,500	NCI Building Systems, Inc. 2018 Term Loan, 5.486%, (US0001M + 3.750%), 04/12/25	6,884,573	0.6

	Industrial Equipment: 1.1%
2,475,000	APi Group DE, Inc. Term Loan B, 4.299%, (US0001M + 2.500%), 10/01/26	2,497,817	0.2
1,409,254	CPM Holdings, Inc. 2018 1st Lien Term Loan, 5.549%, (US0001M + 3.750%), 11/17/25	1,401,034	0.1
2,476,237	EWT Holdings III Corp. 2017 Repriced Term Loan, 4.799%, (US0001M + 3.000%), 12/20/24	2,490,941	0.2
2,984,215	Filtration Group Corporation 2018 1st Lien Term Loan, 4.799%, (US0001M + 3.000%), 03/29/25	3,000,256	0.3
2,870,000	Granite Holdings US Acquisition Co. Term Loan B, 7.211%, (US0003M + 5.250%), 09/30/26	2,884,350	0.3
475,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 8.490%, (US0001M + 6.750%), 02/02/26	461,937	0.0
		12,736,335	1.1

	Insurance: 5.0%
1,965,150	Achilles Acquisition LLC 2018 Term Loan, 5.813%, (US0001M + 4.000%), 10/13/25	1,988,486	0.2
2,141,605	Acrisure, LLC 2017 Term Loan B, 6.195%, (US0003M + 4.250%), 11/22/23	2,145,889	0.2
2,133,535	Acrisure, LLC 2018 Term Loan B, 5.695%, (US0003M + 3.750%), 11/22/23	2,132,645	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Insurance: (continued)
2,823,086	Alera Group Holdings, Inc. 2018 Term Loan B, 6.299%, (US0001M + 4.500%), 08/01/25	2,840,731	0.2
3,126,108	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 4.799%, (US0001M + 3.000%), 05/09/25	3,130,991	0.3
2,408,963	Alliant Holdings Intermediate, LLC Term Loan B, 4.990%, (US0001M + 3.250%), 05/09/25	2,416,490	0.2
5,640,476	AmWINS Group, Inc. 2017 Term Loan B, 4.533%, (US0001M + 2.750%), 01/25/24	5,691,945	0.5
169,614	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.195%, (US0003M + 3.250%), 09/19/24	170,480	0.0
1,120,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 8.945%, (US0003M + 7.000%), 09/19/25	1,149,400	0.1
1,806,750	Aretec Group, Inc. 2018 Term Loan, 6.049%, (US0001M + 4.250%), 10/01/25	1,788,682	0.1
5,356,193	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.299%, (US0001M + 3.500%), 10/22/24	5,378,957	0.5
5,544,799	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.550%, (US0001M + 2.750%), 04/29/24	5,579,454	0.5
7,180,514	Hub International Limited 2018 Term Loan B, 4.690%, (US0003M + 2.750%), 04/25/25	7,186,682	0.6
5,317,693	NFP Corp. Term Loan B, 4.799%, (US0001M + 3.000%), 01/08/24	5,304,872	0.5
6,276,500	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 5.049%, (US0001M + 3.250%), 12/31/25	6,290,622	0.5
3,293,729	USI, Inc. 2017 Repriced Term Loan, 4.945%, (US0003M + 3.000%), 05/16/24	3,297,434	0.3
970,000	USI, Inc. 2019 Incremental Term Loan B, 5.799%, (US0001M + 4.000%), 12/02/26	974,850	0.1
		57,468,610	5.0

	Leisure Good/Activities/Movies: 5.0%
865,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 10.549%, (US0001M + 8.750%), 04/27/26	821,750	0.1
6,481,037	AMC Entertainment Holdings Inc. 2019 Term Loan B, 4.800%, (US0001M + 3.000%), 04/22/26	6,536,126	0.6
5,136,546	Bombardier Recreational Products, Inc. 2019 Incremental Term Loan B2, 4.299%, (US0001M + 2.500%), 05/23/25	5,164,371	0.5
4,775,088	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.695%, (US0003M + 2.750%), 09/18/24	4,534,342	0.4
3,825,413	Crown Finance US, Inc. 2019 Incremental Term Loan, 4.299%, (US0001M + 2.500%), 09/30/26	3,834,976	0.3
1,998,824	Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan, 4.299%, (US0001M + 2.500%), 02/01/24	2,011,628	0.2
2,182,904	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.799%, (US0001M + 3.000%), 03/08/24	2,196,085	0.2
5,071,932	Fitness International, LLC 2018 Term Loan B, 5.049%, (US0001M + 3.250%), 04/18/25	5,076,689	0.4
2,969,697	Intrawest Resorts Holdings, Inc. Term Loan B1, 4.549%, (US0001M + 2.750%), 07/31/24	2,991,506	0.3
5,051,449	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.300%, (US0001M + 3.500%), 07/03/24	5,066,139	0.4
5,367,695	Life Time, Inc. 2017 Term Loan B, 4.659%, (US0003M + 2.750%), 06/10/22	5,388,495	0.5
181,212	Motion Finco Sarl Delayed Draw Term Loan B2, 5.156%, (US0003M + 3.250%), 11/04/26	183,477	0.0
1,378,788	Motion Finco Sarl USD Term Loan B1, 5.156%, (US0003M + 3.250%), 11/13/26	1,396,023	0.1
2,280,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 8.799%, (US0001M + 7.000%), 10/19/26	2,086,200	0.2
2,595,000	Playtika Holding Corp Term Loan B, 7.799%, (US0001M + 6.000%), 12/10/24	2,627,437	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
1,780,780	SRAM, LLC 2018 Term Loan B, 4.591%, (US0001M + 2.750%), 03/15/24	1,796,317	0.2
2,892,680	Thor Industries, Inc. USD Term Loan B, 5.500%, (US0003M + 3.750%), 02/01/26	2,906,241	0.3
1,633,500	WeddingWire, Inc. 1st Lien Term Loan, 6.299%, (US0001M + 4.500%), 12/19/25	1,643,669	0.1
600,000	WeddingWire, Inc. 2nd Lien Term Loan, 10.049%, (US0001M + 8.250%), 12/21/26	594,000	0.0
		56,855,471	5.0

	Lodging & Casinos: 4.0%
12,165,239	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 4.549%, (US0001M + 2.750%), 12/23/24	12,199,034	1.1
388,047	Eldorado Resorts LLC 2017 Term Loan B, 4.047%, (US0001M + 2.250%), 04/17/24	388,350	0.0
5,620,968	Everi Payments Inc. Term Loan B, 4.549%, (US0001M + 2.750%), 05/09/24	5,654,666	0.5
5,031,250	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 4.800%, (US0001M + 3.000%), 10/21/24	5,054,771	0.4
4,000,950	PCI Gaming Authority Term Loan, 4.299%, (US0001M + 2.500%), 05/29/26	4,035,458	0.4
8,917,488	Scientific Games International, Inc. 2018 Term Loan B5, 4.549%, (US0001M + 2.750%), 08/14/24	8,954,112	0.8
6,134,537	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.445%, (US0003M + 3.500%), 07/10/25	6,196,342	0.6
2,631,357	Station Casinos LLC 2016 Term Loan B, 4.300%, (US0001M + 2.500%), 06/08/23	2,646,303	0.2
		45,129,036	4.0

	Nonferrous Metals/Minerals: 1.1%
11,331,624	Covia Holdings Corporation Term Loan, 6.043%, (US0003M + 4.000%), 06/01/25	8,782,008	0.8
4,168,041	U.S. Silica Company 2018 Term Loan B, 5.813%, (US0001M + 4.000%), 05/01/25	3,706,085	0.3
		12,488,093	1.1

	Oil & Gas: 1.1%
2,670,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 8.549%, (US0001M + 6.750%), 10/29/25	1,937,974	0.2
2,252,981	Glass Mountain Pipeline Holdings, LLC Term Loan B, 6.300%, (US0001M + 4.500%), 12/23/24	2,001,398	0.2
958,306	HGIM Corp. 2018 Exit Term Loan, 8.034%, (US0003M + 6.000%), 07/02/23	735,979	0.1
2,532,275	Lower Cadence Holdings LLC Term Loan B, 5.799%, (US0001M + 4.000%), 05/22/26	2,511,700	0.2
3,002,475	Lucid Energy Group II LLC Incremental Term Loan B2, 4.792%, (US0001M + 3.000%), 02/19/25	2,764,778	0.2
836,550	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 5.049%, (US0001M + 3.250%), 09/29/25	840,733	0.1
341,906	Navitas Midstream Midland Basin, LLC Term Loan B, 6.299%, (US0001M + 4.500%), 12/13/24	322,246	0.0
1,527,325	UGI Energy Services, LLC Term Loan B, 5.549%, (US0001M + 3.750%), 08/13/26	1,536,871	0.1
		12,651,679	1.1

	Publishing: 0.2%
2,000,000	Meredith Corporation 2018 Term Loan B, 4.549%, (US0001M + 2.750%), 01/31/25	2,014,750	0.2

	Radio & Television: 3.7%
5,181,735	A-L Parent LLC 2016 1st Lien Term Loan, 5.042%, (US0001M + 3.250%), 12/01/23	4,607,427	0.4
2,683,275	Clear Channel Outdoor Holdings, Inc. Term Loan B, 5.299%, (US0001M + 3.500%), 08/21/26	2,702,562	0.2
1,201,988	Cumulus Media New Holdings Inc. Term Loan B, 5.549%, (US0001M + 3.750%), 03/31/26	1,216,511	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Radio & Television: (continued)
6,847,838	Diamond Sports Group, LLC Term Loan, 5.030%, (US0001M + 3.250%), 08/24/26	6,847,838	0.6
4,058,568	Entercom Media Corp. 2019 Term Loan, 4.305%, (US0001M + 2.500%), 11/18/24	4,099,154	0.4
2,684,053	NASCAR Holdings, Inc Term Loan B, 4.495%, (US0003M + 2.750%), 10/19/26	2,716,345	0.2
9,328,478	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 4.452%, (US0001M + 2.750%), 09/18/26	9,390,671	0.8
5,518,815	Sinclair Television Group Inc. Term Loan B2B, 4.240%, (US0001M + 2.500%), 09/30/26	5,545,548	0.5
1,740,000	Terrier Media Buyer, Inc. Term Loan B, 6.158%, (US0003M + 4.250%), 12/17/26	1,759,575	0.2
3,000,000	Univision Communications Inc. Term Loan C5, 4.549%, (US0001M + 2.750%), 03/15/24	2,967,321	0.3
		41,852,952	3.7

	Rail Industries: 0.1%
1,020,000	Genesee & Wyoming Inc. (New) Term Loan, 3.906%, (US0003M + 2.000%), 12/30/26	1,031,157	0.1

	Retailers (Except Food & Drug): 2.8%
2,435,685	Academy, Ltd. 2015 Term Loan B, 5.692%, (US0001M + 4.000%), 07/01/22	2,010,963	0.2
4,460,498	Bass Pro Group, LLC Term Loan B, 6.799%, (US0001M + 5.000%), 09/25/24	4,450,462	0.4
3,237,968	Belk, Inc. 2019 Term Loan B, 8.803%, (US0003M + 6.750%), 07/31/25	2,290,862	0.2
1,374,325	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 4.491%, (US0001M + 2.750%), 02/03/24	1,385,301	0.1
7,416,775	Jo-Ann Stores, Inc. 2016 Term Loan, 6.934%, (US0003M + 5.000%), 10/20/23	5,242,733	0.4
5,683,218	Leslies Poolmart, Inc. 2016 Term Loan, 5.344%, (US0001M + 3.500%), 08/16/23	5,331,569	0.5
7,998,977	Mens Wearhouse, Inc. (The) 2018 Term Loan, 4.941%, (US0001M + 3.250%), 04/09/25	6,479,171	0.6
5,621,017	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.177%, (US0003M + 3.250%), 01/26/23	4,793,671	0.4
		31,984,732	2.8

	Steel: 0.3%
2,917,602	GrafTech Finance, Inc. 2018 Term Loan B, 5.299%, (US0001M + 3.500%), 02/12/25	2,913,882	0.3

	Surface Transport: 1.2%
6,233,889	Navistar International Corporation 2017 1st Lien Term Loan B, 5.240%, (US0001M + 3.500%), 11/06/24	6,226,097	0.5
3,307,520	PODS, LLC 2018 1st Lien Term Loan, 4.490%, (US0001M + 2.750%), 12/06/24	3,328,708	0.3
4,680,294	Savage Enterprises LLC 2018 1st Lien Term Loan B, 5.740%, (US0001M + 4.000%), 08/01/25	4,747,156	0.4
		14,301,961	1.2

	Technology: 0.4%
4,287,742	Misys (Finastra) - Term Loan B 1L, 5.696%, (US0006M + 3.500%), 06/13/24	4,268,091	0.4

	Telecommunications: 7.1%
1,930,102	Altice Financing SA 2017 USD Term Loan B, 4.490%, (US0001M + 2.750%), 07/15/25	1,934,927	0.2
1,930,600	Altice Financing SA USD 2017 1st Lien Term Loan, 4.515%, (US0001M + 2.750%), 01/31/26	1,924,567	0.2
4,845,226	Altice France S.A. USD Term Loan B12, 5.427%, (US0001M + 3.688%), 01/31/26	4,860,343	0.4
3,600,000	Asurion LLC 2017 2nd Lien Term Loan, 8.299%, (US0001M + 6.500%), 08/04/25	3,653,100	0.3
7,021,999	Asurion LLC 2017 Term Loan B4, 4.799%, (US0001M + 3.000%), 08/04/22	7,072,909	0.6
7,987,876	Asurion LLC 2018 Term Loan B7, 4.799%, (US0001M + 3.000%), 11/03/24	8,041,131	0.7
4,695,256	Avaya, Inc. 2018 Term Loan B, 5.990%, (US0001M + 4.250%), 12/15/24	4,618,958	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Telecommunications: (continued)
15,359,987	CenturyLink, Inc. 2017 Term Loan B, 4.549%, (US0001M + 2.750%), 01/31/25	15,441,057	1.4
7,336,613	CommScope, Inc. 2019 Term Loan B, 5.049%, (US0001M + 3.250%), 04/06/26	7,393,435	0.7
2,435,000	Connect Finco Sarl Term Loan B, 6.406%, (US0003M + 4.500%), 12/11/26	2,457,219	0.2
2,973,747	Consolidated Communications, Inc. 2016 Term Loan B, 4.800%, (US0001M + 3.000%), 10/04/23	2,831,008	0.2
3,259,758	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.445%, (US0003M + 3.500%), 08/01/24	2,725,972	0.2
3,797,160	Global Tel*Link Corporation 2018 1st Lien Term Loan, 6.049%, (US0001M + 4.250%), 11/29/25	3,469,655	0.3
2,225,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 10.049%, (US0001M + 8.250%), 11/29/26	1,932,969	0.2
1,994,937	GTT Communications, Inc. 2018 USD Term Loan B, 4.550%, (US0001M + 2.750%), 05/31/25	1,667,434	0.1
1,840,000	Iridium Satellite LLC Term Loan, 5.542%, (US0001M + 3.750%), 11/04/26	1,866,450	0.2
2,879,400	Level 3 Financing Inc. 2019 Term Loan B, 3.549%, (US0001M + 1.750%), 03/01/27	2,896,797	0.3
3,770,869	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.299%, (US0001M + 4.500%), 11/01/24	2,809,297	0.2
3,432,725	Speedcast International Limited Term Loan B, 4.695%, (US0003M + 2.750%), 05/15/25	2,660,362	0.2
1,245,000	Telenet Financing USD LLC USD Term Loan AN, 3.990%, (US0001M + 2.250%), 08/15/26	1,253,949	0.1
		81,511,539	7.1

	Utilities: 1.8%
6,633,375	Calpine Corporation 2019 Term Loan B10, 4.299%, (US0001M + 2.500%), 08/12/26	6,681,746	0.6
1,496,084	Calpine Corporation Term Loan B5, 4.200%, (US0003M + 2.250%), 01/15/24	1,506,369	0.1
1,888,393	Heritage Power LLC Term Loan B, 8.205%, (US0006M + 6.000%), 07/30/26	1,812,857	0.2
2,173,870	LMBE-MC Holdco II LLC Term Loan B, 5.945%, (US0003M + 4.000%), 12/03/25	2,163,000	0.2
3,200,609	Longview Power LLC Term Loan B, 7.930%, (US0003M + 6.000%), 04/13/21	1,750,333	0.1
3,295,694	Nautilus Power, LLC Term Loan B, 6.049%, (US0001M + 4.250%), 05/16/24	3,295,694	0.3
2,119,375	Sabre Industries, Inc. 2019 Term Loan B, 6.035%, (US0001M + 4.250%), 04/15/26	2,136,595	0.2
1,720,373	Southeast PowerGen, LLC Term Loan B, 5.300%, (US0001M + 3.500%), 12/02/21	1,612,850	0.1
		20,959,444	1.8

	Total Loans
	(Cost $1,121,213,544)	1,089,283,439	95.5

Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.1%
69,381 (3)	Cumulus Media, Inc. Class-A	1,219,024	0.1
42,856 (3)	Everyware Global, Inc.	1,286	0.0
2,254 (3)	Harvey Gulf International Marine LLC	21,976	0.0
10,072 (3)	Harvey Gulf International Marine LLC - Warrants	98,202	0.0
57,165 (3)	Millennium Health, LLC	343	0.0
– (2)	Millennium Health, LLC- Corporate Claims Trust	–	0.0
222 (2),(3)	Southcross Holdings GP LLC	–	0.0
222 (2),(3)	Southcross Holdings LP- Class A	–	0.0
	Total Equities and Other Assets
	(Cost $2,285,734)	1,340,831	0.1

	Total Long-Term Investments
	(Cost $1,123,499,278)	1,090,624,270	95.6

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Mutual Funds: 3.4%
38,484,002 (4)	State Street Institutional Liquid Reserves Fund - Premier Class, 1.730%
	(Cost $38,487,850)	38,487,850	3.4

	Total Short-Term Investments
	(Cost $38,487,850)	38,487,850	3.4

	Total Investments (Cost $1,161,987,128)	$1,129,112,120	99.0
	Assets in Excess of Other Liabilities	11,477,630	1.0
	Net Assets	$1,140,589,750	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Senior Loan is on non-accrual status at December 31, 2019.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Non-income producing security.
(4)	Rate shown is the 7-day yield as of December 31, 2019.

Reference Rate Abbreviations:
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2019
Asset Table
Investments, at fair value
Loans	$–	$1,089,283,439	$–	$1,089,283,439
Equities and Other Assets	1,219,024	121,807	–	1,340,831
Short-Term Investments	38,487,850	–	–	38,487,850
Total Investments, at fair value	$39,706,874	$1,089,405,246	$–	$1,129,112,120

At December 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $1,162,123,271.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,433,560
Gross Unrealized Depreciation	(38,444,711)
Net Unrealized Depreciation	$(33,011,151)